UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net Revenue
Cost of Goods Sold
Gross profit
General and administrative		336,879		139,855		1,289,542		493,847		807,934	994,913
Depreciation and amortization		4,166				8,333
Total Expense		341,045		139,855		1,297,875		493,847		807,934	994,913
Loss from Operations		(341,045)		(139,855)		(1,297,875)		(493,847)		(807,934)	(994,913)
Investment impairment charge						(1,019,960)
Loss on debt conversion		(283,336)		(486,763)		(433,610)		(1,037,822)		(2,838,599)	(3,738,307)
Loss on settlement of liabilities						(50,082)
Penalty on convertible notes				(151,184)				(151,184)		(191,757)
Provision against receivables										(129,995)
Interest expense		(253,487)		(52,650)		(337,575)		(250,995)		(2,061,415)	(3,059,573)
Amortization of debt discount		(428,282)		(487,606)		(801,460)		(1,500,143)
Derivative liability movements		(380,556)		123,598		(101,945)		986,011		1,981,938	4,129,793
Foreign currency gain											(7,562)
Other (expense) income		(20,000)				(40,000)
Loss before Income Taxes from continuing operations		(1,706,706)		(1,194,460)		(4,082,507)		(2,447,980)		(4,047,762)	(3,670,562)
Income Taxes
Net Loss from continuing operations		(1,706,706)		(1,194,460)		(4,082,507)		(2,447,980)		(4,047,762)	(3,670,562)
Loss from discontinued operations, net of income taxes				(592,852)				(1,084,616)
Discontinued operations
Operating loss from discontinued operations										(653,247)	(1,397,172)
Profit on disposal of subsidiaries										971,903
Total discontinued operations										318,656	(1,397,172)
Net Loss		$ (1,706,706)		$ (1,787,312)		$ (4,082,507)		$ (3,532,596)		$ (3,729,106)	$ (5,067,734)
Basic and diluted loss per share
Continuing operations	[1]	$ (0.01)		$ (0.05)		$ (0.02)		$ (0.15)		$ (0.14)	$ (0.47)
Discontinued operations	[1]			(0.02)				(0.07)		0.01	(0.18)
Basic and diluted loss per share total	[1]	$ (0.01)		$ (0.07)		$ (0.02)		$ (0.22)		$ (0.13)	$ (0.65)
Weighted Average Number of Shares Outstanding
Basic and diluted		181,960,300	[1]	24,977,520	[1]	164,604,005	[1]	15,933,974	[1]	29,170,995	7,829,947
Other Comprehensive gain
Foreign currency translation adjustment				$ (2,286)				$ 15,438		$ (380,907)	$ (106,647)
Total Comprehensive income (loss)		$ (1,706,706)		$ (1,789,598)		$ (4,082,507)		$ (3,517,158)		$ (4,110,013)	$ (5,174,381)

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.